COMPANY INFORMATION	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
COMPANY INFORMATION
1.	COMPANY INFORMATION

Melco Resorts & Entertainment Limited (the “Company”) was incorporated in the Cayman Islands, with its American depositary shares (“ADS”) listed on the NASDAQ Global Select Market under the symbol “MLCO” in the United States of America.

The Company together with its subsidiaries (collectively referred to as the “Group”) is a developer, owner and operator of casino gaming and entertainment casino resort facilities in Asia. The Group currently operates Altira Macau, a casino hotel located at Taipa, the Macau Special Administrative Region of the People’s Republic of China (“Macau”), City of Dreams, an integrated urban casino resort located at Cotai, Macau and Grand Dragon Casino (formerly known as Taipa Square Casino), a casino located at Taipa, Macau. The Group’s business also includes the Mocha Clubs, which comprise the non-casino based operations of electronic gaming machines in Macau. The Company, through its subsidiaries, including Studio City International Holdings Limited (“Studio City International”), which completed its initial public offering with its ADS listed on the New York Stock Exchange in October 2018, also majority owns and operates Studio City, a cinematically-themed integrated entertainment, retail and gaming resort in Cotai, Macau. In the Philippines, a majority-owned subsidiary of the Company operates and manages City of Dreams Manila, a casino, hotel, retail and entertainment integrated resort in the Entertainment City complex in Manila.

As of December 31, 2018 and 2017, Melco International Development Limited (“Melco International”), a company listed in the Hong Kong Special Administrative Region of the People’s Republic of China (“Hong Kong”), is the single largest shareholder of the Company.